Bank Borrowings - Schedule of Bank Borrowings (Details)	Nov. 30, 2024 HKD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2023 HKD ($)
Bank loans secured and repayable
Within 12 months	$ 480,619	$ 61,772	$ 460,502
Over 1 year	2,012,828	258,702	2,493,663
Total	$ 2,493,447	$ 320,474	$ 2,954,165